Document and Entity Information	Apr. 18, 2022
Cover [Abstract]
Security Exchange Name	NASDAQ
Entity Address, State or Province	NJ
Amendment Flag	false
Entity Central Index Key	0001537917
Document Type	8-K
Document Period End Date	Apr. 18, 2022
Entity Registrant Name	Tyme Technologies, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38169
Entity Tax Identification Number	45-3864597
Entity Address, Address Line One	1 Pluckemin Way
Entity Address, Address Line Two	Suite 103
Entity Address, City or Town	Bedminster
Entity Address, Postal Zip Code	07921
City Area Code	(212)
Local Phone Number	461-2315
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	TYME
Entity Emerging Growth Company	false